Inventories (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory obsolescence	$ 457,000	$ 535,000	$ 284,000
Raw Materials
Inventory obsolescence	156,188	26,249	90,567
Work in Progress
Inventory obsolescence	$ 301,215	$ 508,938	$ 193,213